[EATON VANCE LOGO]



SEMIANNUAL REPORT JUNE 30, 2001



                                  EATON VANCE
                                    SPECIAL
                                    EQUITIES
                                      FUND





[PICTURE OF NYSE FLAG]

[PICTURE OF NY STOCK EXCHANGE]

[PICTURE OF ADDING MACHINE]

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

INVESTMENT UPDATE

[PHOTO OF EDWARD E. (JACK) SMILEY, JR.]

Edward E. (Jack) Smiley, Jr.
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy slowed further in the first half of 2001. Gross domestic product rose a weak 1.3% in the first quarter, followed by an anemic 0.7% growth rate in the second quarter. Industrial production slowed from the previous year's levels, with the technology sector plagued by sharply lower earnings and mounting job losses.

- In response to the flagging economy, the Federal Reserve embarked upon a more accommodative monetary policy. The Fed reduced its Federal Funds rate -- a key short-term interest rate barometer -- a total of 275 basis points (2.75%).

- Amid the downward trend in corporate earnings, there are signs of a potential upturn on the horizon. While first quarter 2001 marked the fourth sequential quarterly earnings decline, we believe that downward revisions appeared to have bottomed. The ratio of positive-to-negative earnings surprises rose sharply in the second quarter, according to Standard & Poor's.

THE FUND

  Performance for the Past Six Months

- The Fund's Class A shares had a total return of -13.87% during the six months ended June 30, 2001.(1) This return resulted from a decrease in net asset value (NAV) per share to $5.88 on June 30, 2001 from $6.85 on December 31, 2000, and the reinvestment of $0.017 in capital gain distributions.

- The Fund's Class B shares had a total return of -14.21% during the same period.(1) This return resulted from a decrease in NAV to $13.75 from $16.05, and the reinvestment of $0.017 in capital gain distributions.

- The Fund's Class C shares had a total return of -14.16% during the same period.(1) This return resulted from a decrease in NAV to $9.56 from $11.16, and the reinvestment of $0.017 in capital gain distributions.

  MANAGEMENT DISCUSSION

- Smaller stocks outperformed large-cap stocks in the first six months of 2001. The S&P SmallCap 600 Index(2) rose 6.23% during the period, compared to a -6.69% return for the S&P 500. Many smaller companies have benefited from focused, market niches that are less reliant upon the overall level of economic activity.

- Business services constituted the Portfolio's largest sector weighting at June 30, 2001. These companies provide specialized services for corporate customers. For example, Iron Mountain, Inc. provides information management, storage and retrieval services for a comprehensive range of information media. The company saw 34% revenue growth in the first quarter of 2001.

- Education companies were among the Portfolio's best performers. Career Education Corp. provides career-oriented, post-secondary education on 38 campuses in the U.S., Canada and the U.K. Because the company emphasizes high-growth areas like information and design technology, it has remained insulated from the broad economic decline and managed a 70% revenue surge in the first quarter of 2001.

- Health care companies were major investments. Province Healthcare Co. operates 15 acute-care hospitals in rural communities in 10 states. Earnings rose
  33% due to a sharp increase in patient volume. MiniMed, Inc. manufactures infusion and glucose monitoring systems used in the treatment of diabetes patients and posted a 36% earnings increase.

- The Fund's underperformance relative to its S&P 600 SmallCap benchmark was primarily due to the poor first quarter showing of its semiconductor stocks. The stocks have rebounded in recent months, but not enough to overtake the Index. The Portfolio has, however, maintained exposure to selected chip makers. We believe the companies such as Alpha Industries, Inc. are well-positioned for an eventual industry recovery, as telecom excesses are ironed out and technology spending is revived.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
as of June 30, 2001

PERFORMANCE(3)        CLASS A          CLASS B           CLASS C

Average Annual Total Returns (at net asset value)

One Year              -30.50%          -31.17%          -31.06%
Five Years             10.19             8.92             8.90
Ten Years              10.36             N.A.             N.A.
Life of Fund+           8.89            10.54            10.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)


One Year              -34.47%          -34.46%          -31.70%
Five Years              8.89             8.64             8.90
Ten Years               9.70             N.A.             N.A.
Life of Fund+           8.70            10.54            10.89

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94


TEN LARGEST HOLDINGS(4)

Waddell & Reed Financial, Inc. Class A      2.1%
Entercom Communications Corp.               2.0
Career Education Corp.                      1.9
Novoste Corp.                               1.8
Advent Software, Inc.                       1.7
BISYS Group, Inc. (The)                     1.7
Serena Software, Inc.                       1.7
Thoratec Laboratories Corp.                 1.7
Apollo Group, Inc.                          1.6
Province Healthcare Co.                     1.6


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) The SmallCap 600 is an unmanaged Index of small capitalization stocks. It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC. (4) Based on market value. Ten largest holdings represent 17.8% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $78,932,406)         $ 92,989,494
Receivable for Fund shares sold                 44,692
------------------------------------------------------
TOTAL ASSETS                              $ 93,034,186
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     93,425
Payable to affiliate for Trustees' fees          1,089
Payable to affiliate for distribution
   and service fees                                586
Accrued expenses                                80,324
------------------------------------------------------
TOTAL LIABILITIES                         $    175,424
------------------------------------------------------
NET ASSETS                                $ 92,858,762
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 98,286,614
Accumulated distributions in excess of
   net realized gain from Portfolio
   (computed on the basis of
   identified cost)                        (18,938,150)
Accumulated net investment loss               (546,790)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         14,057,088
------------------------------------------------------
TOTAL                                     $ 92,858,762
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 78,744,648
SHARES OUTSTANDING                          13,396,646
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       5.88
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.88)       $       6.24
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  9,218,698
SHARES OUTSTANDING                             670,332
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.75
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  4,895,416
SHARES OUTSTANDING                             512,089
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.56
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $     75,254
Dividends allocated from Portfolio              36,486
Expenses allocated from Portfolio             (343,482)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (231,742)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,142
Distribution and service fees
   Class A                                      97,297
   Class B                                      45,572
   Class C                                      21,684
Transfer and dividend disbursing agent
   fees                                         63,718
Registration fees                               28,150
Legal and accounting services                   12,970
Printing and postage                             8,410
Custodian fee                                    6,443
Miscellaneous                                   28,662
------------------------------------------------------
TOTAL EXPENSES                            $    315,048
------------------------------------------------------

NET INVESTMENT LOSS                       $   (546,790)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(14,943,281)
------------------------------------------------------
NET REALIZED LOSS                         $(14,943,281)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    924,372
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $    924,372
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(14,018,909)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(14,565,699)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (546,790) $        (862,279)
   Net realized gain (loss)                    (14,943,281)         6,114,495
   Net change in unrealized
      appreciation (depreciation)                  924,372        (15,749,293)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (14,565,699) $     (10,497,077)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $             --  $     (18,458,577)
      Class B                                           --           (695,618)
      Class C                                           --           (249,479)
   In excess of net realized gain
      Class A                                     (222,551)        (3,348,005)
      Class B                                      (11,098)          (326,951)
      Class C                                       (7,696)           (78,568)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (241,345) $     (23,157,198)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     13,658,204  $      18,855,772
      Class B                                    1,409,368          8,067,535
      Class C                                    2,483,059          4,558,954
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      204,203         19,767,326
      Class B                                        8,412            915,144
      Class C                                        4,346            309,919
   Cost of shares redeemed
      Class A                                  (11,708,616)       (19,036,008)
      Class B                                   (1,413,855)        (2,317,996)
      Class C                                   (1,365,887)          (815,754)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      3,279,234  $      30,304,892
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (11,527,810) $      (3,349,383)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    104,386,572  $     107,735,955
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     92,858,762  $     104,386,572
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (546,790) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998        1997        1996
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 6.850           $ 9.390       $  7.500      $ 6.990     $ 8.950     $ 7.980
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.032)          $(0.059)      $ (0.060)     $(0.055)    $(0.032)    $(0.009)
Net realized and unrealized
   gain (loss)                         (0.921)           (0.500)         3.064        1.126       0.922       1.874
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.953)          $(0.559)      $  3.004      $ 1.071     $ 0.890     $ 1.865
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $(1.660)      $ (1.114)     $(0.561)    $(2.706)    $(0.895)
In excess of net realized gain         (0.017)           (0.321)            --           --      (0.144)         --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.017)          $(1.981)      $ (1.114)     $(0.561)    $(2.850)    $(0.895)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.880           $ 6.850       $  9.390      $ 7.500     $ 6.990     $ 8.950
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (13.87)%           (9.15)%        42.30%       15.82%      14.18%      23.76%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $78,745           $89,183       $100,009      $73,896     $73,144     $76,999
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.33%(4)          1.18%          1.21%        1.23%       1.12%       1.04%
   Net investment loss                  (1.09)%(4)        (0.66)%        (0.77)%      (0.76)%     (0.46)%     (0.10)%
Portfolio Turnover of the
   Portfolio                               38%              136%           103%         116%        156%         91%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS B
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $16.050           $19.670        $14.820      $13.320
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment loss                   $(0.125)          $(0.286)       $(0.245)     $(0.162)
Net realized and unrealized
   gain (loss)                         (2.158)           (1.353)         6.209        2.223
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(2.283)          $(1.639)       $ 5.964      $ 2.061
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net realized gain                $    --           $(1.660)       $(1.114)     $(0.561)
In excess of net realized gain         (0.017)           (0.321)            --           --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.017)          $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $13.750           $16.050        $19.670      $14.820
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (14.21)%           (9.90)%        41.36%       15.74%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,219           $10,753        $ 6,508      $ 3,946
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.08%(4)          1.98%          2.01%        2.09%
   Net investment loss                  (1.83)%(4)        (1.46)%        (1.57)%      (1.25)%
Portfolio Turnover of the
   Portfolio                               38%              136%           103%         116%
--------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.160           $14.220        $11.000      $ 9.960
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment loss                   $(0.078)          $(0.202)       $(0.183)     $(0.241)
Net realized and unrealized
   gain (loss)                         (1.505)           (0.877)         4.517        1.842
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.583)          $(1.079)       $ 4.334      $ 1.601
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net realized gain                $    --           $(1.660)       $(1.114)     $(0.561)
In excess of net realized gain         (0.017)           (0.321)            --           --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.017)          $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.560           $11.160        $14.220      $11.000
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (14.16)%           (9.74)%        40.90%       16.44%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,895           $ 4,451        $ 1,219      $   709
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.08%(4)          2.01%          2.04%        2.11%
   Net investment loss                  (1.85)%(4)        (1.49)%        (1.61)%      (1.24)%
Portfolio Turnover of the
   Portfolio                               38%              136%           103%         116%
--------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, net capital losses of $3,077,051 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's current taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            2,304,639             2,218,149
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        40,435             2,338,026
    Redemptions                                     (1,964,123)           (2,196,627)
    --------------------------------------------------------------------------------
    NET INCREASE                                       380,951             2,359,548
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              101,674               410,240
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           702                48,054
    Redemptions                                       (102,154)             (119,010)
    --------------------------------------------------------------------------------
    NET INCREASE                                           222               339,284
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              246,478               351,530
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           529                24,484
    Redemptions                                       (133,816)              (62,817)
    --------------------------------------------------------------------------------
    NET INCREASE                                       113,191               313,197
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,380 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $34,166 and $16,263 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2001, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $327,000 and $744,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   payments for the six months ended June 30, 2001 amounted to $97,297, $11,406, and $5,421 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $15,000 and $200 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $17,903,723 and $15,092,398, respectively, for the six months ended June 30, 2001.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.4%
----------------------------------------------------------------------
Getty Images, Inc.(1)                          21,000      $   551,670
Harte-Hanks Communications, Inc.               30,000          742,800
----------------------------------------------------------------------
                                                           $ 1,294,470
----------------------------------------------------------------------
Auto and Parts -- 1.2%
----------------------------------------------------------------------
Gentex Corp.(1)                                40,000      $ 1,079,600
----------------------------------------------------------------------
                                                           $ 1,079,600
----------------------------------------------------------------------
Banks - Regional -- 0.3%
----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                      8,000      $   270,800
----------------------------------------------------------------------
                                                           $   270,800
----------------------------------------------------------------------
Biotechnology -- 0.9%
----------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   12,000      $   117,000
Human Genome Sciences, Inc.(1)                  7,000          417,620
Vertex Pharmaceuticals, Inc.(1)                 6,000          291,000
----------------------------------------------------------------------
                                                           $   825,620
----------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                15,000      $   260,100
----------------------------------------------------------------------
                                                           $   260,100
----------------------------------------------------------------------
Broadcasting and Radio -- 3.1%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000      $   974,750
Entercom Communications Corp.(1)               35,000        1,876,000
----------------------------------------------------------------------
                                                           $ 2,850,750
----------------------------------------------------------------------
Business Services -- 8.1%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)          30,000      $   346,800
Exult, Inc.(1)                                 12,000          201,000
Fair, Isaac and Co., Inc.                      15,000          930,000
Forrester Research, Inc.(1)                    50,000        1,128,000
Heidrick and Struggles International,
Inc.(1)                                        32,500          650,000
Hotel Reservations Network, Inc.(1)             7,000          347,410
I-many, Inc.(1)                                20,000          264,800
Iron Mountain, Inc.(1)                         30,000        1,344,900
On Assignment, Inc.(1)                         20,000          360,000
Pivotal Corp.(1)                               35,000          600,250
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Business Services (continued)
----------------------------------------------------------------------
United Stationers, Inc(1)                      45,000      $ 1,381,950
----------------------------------------------------------------------
                                                           $ 7,555,110
----------------------------------------------------------------------
Chemicals -- 1.0%
----------------------------------------------------------------------
Solutia, Inc.                                  70,000      $   920,500
----------------------------------------------------------------------
                                                           $   920,500
----------------------------------------------------------------------
Communications Equipment -- 1.5%
----------------------------------------------------------------------
Brooktrout, Inc.(1)                            11,000      $    79,750
Centillium Communications, Inc.(1)             15,000          400,320
Tekelec(1)                                     35,000          930,650
----------------------------------------------------------------------
                                                           $ 1,410,720
----------------------------------------------------------------------
Communications Services -- 0.6%
----------------------------------------------------------------------
SpeechWorks International, Inc.(1)             35,000      $   510,650
----------------------------------------------------------------------
                                                           $   510,650
----------------------------------------------------------------------
Computer Software -- 7.1%
----------------------------------------------------------------------
HNC Software, Inc.(1)                           7,000      $   152,250
Interwoven, Inc.(1)                            52,000          936,000
Netegrity, Inc.(1)                             25,000          795,000
Numerical Technologies, Inc.(1)                27,000          536,220
Precise Software Solutions Ltd.(1)             40,000        1,218,800
Retek, Inc.(1)                                 31,075        1,342,440
SERENA Software, Inc.(1)                       43,000        1,599,600
----------------------------------------------------------------------
                                                           $ 6,580,310
----------------------------------------------------------------------
Drugs -- 4.3%
----------------------------------------------------------------------
Adolor Corp.(1)                                17,000      $   369,750
Alkermes, Inc.(1)                              12,000          419,400
Aradigm Corp.(1)                               80,000          523,200
Cell Therapeutics, Inc.(1)                      7,000          190,400
Cephalon, Inc.(1)                               8,000          572,000
Corvas International, Inc.(1)                  25,000          295,750
POZEN, Inc.(1)                                 45,000          465,300
Tanox, Inc.(1)                                 13,500          404,325
Taro Pharmaceutical Industries Ltd.(1)          3,000          269,340
ViroPharma, Inc.(1)                            15,000          458,250
----------------------------------------------------------------------
                                                           $ 3,967,715
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Education -- 5.6%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                          35,000      $ 1,483,650
Career Education Corp.(1)                      30,000        1,791,000
Corinthian Colleges, Inc.(1)                   10,000          473,800
DeVry, Inc.(1)                                 32,000        1,156,800
Edison Schools, Inc.(1)                        15,000          334,650
----------------------------------------------------------------------
                                                           $ 5,239,900
----------------------------------------------------------------------
Electrical Equipment -- 1.9%
----------------------------------------------------------------------
Pemstar, Inc.(1)                               85,000      $ 1,138,150
Plexus Corp.(1)                                20,000          624,000
----------------------------------------------------------------------
                                                           $ 1,762,150
----------------------------------------------------------------------
Electronics - Instruments -- 0.7%
----------------------------------------------------------------------
Cognex Corp.(1)                                22,000      $   647,020
----------------------------------------------------------------------
                                                           $   647,020
----------------------------------------------------------------------
Electronics - Semiconductors -- 7.2%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      50,000      $ 1,412,000
Applied Micro Circuits Corp.(1)                13,556          240,077
Bell Microproducts, Inc.(1)                    65,000          669,500
Dupont Photomasks, Inc.(1)                     12,000          582,480
Elantec Semiconductor, Inc.(1)                 24,000          804,000
Exar Corp.(1)                                  14,000          282,660
Micrel, Inc.(1)                                20,000          593,800
Microchip Technology, Inc.(1)                  15,750          507,150
Millipore Corp.                                12,000          743,760
Pixelworks, Inc.(1)                            15,000          514,350
Vitesse Semiconductor Corp.(1)                 15,000          316,650
----------------------------------------------------------------------
                                                           $ 6,666,427
----------------------------------------------------------------------
Foods -- 0.2%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                          6,000      $   187,800
----------------------------------------------------------------------
                                                           $   187,800
----------------------------------------------------------------------
Gaming -- 0.3%
----------------------------------------------------------------------
Anchor Gaming(1)                                5,000      $   295,250
----------------------------------------------------------------------
                                                           $   295,250
----------------------------------------------------------------------
Health Services -- 3.9%
----------------------------------------------------------------------
MedQuist, Inc.(1)                               1,155      $    35,262
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Health Services (continued)
----------------------------------------------------------------------
MiniMed, Inc.(1)                               22,000      $ 1,035,320
Province Healthcare Co.(1)                     42,000        1,481,340
Renal Care Group, Inc.(1)                      35,000        1,069,250
----------------------------------------------------------------------
                                                           $ 3,621,172
----------------------------------------------------------------------
Information Services -- 5.7%
----------------------------------------------------------------------
Acxiom Corp.(1)                                45,000      $   571,500
BISYS Group, Inc. (The)(1)                     27,000        1,617,300
Cerner Corp.(1)                                13,000          558,350
IntraNet Solutions, Inc.(1)                    20,000          732,000
Ixia(1)                                        38,000          659,300
Renaissance Learning, Inc.(1)                   7,600          389,880
Sapient Corp.(1)                               75,000          731,250
----------------------------------------------------------------------
                                                           $ 5,259,580
----------------------------------------------------------------------
Internet - Software -- 0.9%
----------------------------------------------------------------------
MatrixOne, Inc.(1)                             40,000      $   822,000
----------------------------------------------------------------------
                                                           $   822,000
----------------------------------------------------------------------
Internet Services -- 1.6%
----------------------------------------------------------------------
F5 Networks, Inc.                              18,000      $   327,614
Multex.com, Inc.(1)                            35,000          560,000
WebEx Communications, Inc.(1)                  23,000          613,180
----------------------------------------------------------------------
                                                           $ 1,500,794
----------------------------------------------------------------------
Investment Services -- 2.6%
----------------------------------------------------------------------
Downey Financial Corp.                         10,000      $   480,000
Waddell & Reed Financial, Inc., Class A        60,000        1,913,400
----------------------------------------------------------------------
                                                           $ 2,393,400
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 5.1%
----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000      $   872,200
Aviron(1)                                      10,200          585,378
deCode Genetics, Inc.(1)                       50,000          473,500
Incyte Genomics, Inc.(1)                       15,000          333,750
Myriad Genetics, Inc.(1)                        6,000          379,680
PRAECIS Pharmaceuticals, Inc.(1)               42,000          598,500
Regeneron Pharmaceuticals, Inc.(1)             10,000          341,700
Sequenom, Inc.(1)                              40,000          504,000

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
XOMA Ltd.(1)                                   40,000      $   682,400
----------------------------------------------------------------------
                                                           $ 4,771,108
----------------------------------------------------------------------
Medical Products -- 6.8%
----------------------------------------------------------------------
ArthroCare Corp.(1)                            28,000      $   730,800
Cytyc Corp.(1)                                 45,000        1,037,250
Haemonetics Corp.(1)                           30,000          915,000
Novoste Corp.(1)                               67,000        1,708,500
Resmed, Inc.(1)                                 8,000          412,400
Thoratec Laboratories Corp.(1)                100,931        1,564,430
----------------------------------------------------------------------
                                                           $ 6,368,380
----------------------------------------------------------------------
Medical Services -- 0.4%
----------------------------------------------------------------------
Stericycle, Inc.(1)                             8,000      $   375,600
----------------------------------------------------------------------
                                                           $   375,600
----------------------------------------------------------------------
Metals - Industrial -- 0.7%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                            17,100      $   685,710
----------------------------------------------------------------------
                                                           $   685,710
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.9%
----------------------------------------------------------------------
Core Laboratories N.V.(1)                      55,000      $ 1,043,350
Oceaneering International, Inc.(1)             15,000          300,000
Roper Industries, Inc.                          7,000          295,540
Torch Offshore, Inc.(1)                         8,900           88,555
Varco International, Inc.(1)                   22,050          410,130
Veritas DGC, Inc.(1)                           20,000          555,000
----------------------------------------------------------------------
                                                           $ 2,692,575
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.6%
----------------------------------------------------------------------
Louis Dreyfus Natural Gas(1)                   15,940      $   555,350
Newfield Exploration Co.(1)                    20,000          641,200
Noble Affiliates, Inc.                         20,000          704,000
Stone Energy Corp.(1)                          10,000          444,900
Vintage Petroleum, Inc.                        21,000          391,230
XTO Energy, Inc.                               45,000          652,500
----------------------------------------------------------------------
                                                           $ 3,389,180
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Publishing -- 0.5%
----------------------------------------------------------------------
Belo (A.H.) Corp.                              25,000      $   473,750
----------------------------------------------------------------------
                                                           $   473,750
----------------------------------------------------------------------
Retail - Electronics -- 0.6%
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                        15,000      $   525,300
----------------------------------------------------------------------
                                                           $   525,300
----------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           13,000      $   424,450
Sonic Corp.(1)                                 45,000        1,426,500
Whole Foods Market, Inc.(1)                    24,000          648,240
----------------------------------------------------------------------
                                                           $ 2,499,190
----------------------------------------------------------------------
Retail - Restaurants -- 1.5%
----------------------------------------------------------------------
Applebee's International, Inc.                 37,500      $ 1,134,375
California Pizza Kitchen, Inc.(1)               8,000          188,000
RARE Hospitality International, Inc.(1)         5,000          111,000
----------------------------------------------------------------------
                                                           $ 1,433,375
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.4%
----------------------------------------------------------------------
Callaway Golf Co.                              17,000      $   270,130
Coach, Inc.(1)                                 15,000          570,750
Men's Wearhouse, Inc. (The)(1)                 45,000        1,233,450
Pacific Sunwear of California, Inc.(1)          9,000          202,050
----------------------------------------------------------------------
                                                           $ 2,276,380
----------------------------------------------------------------------
Semiconductor Equipment -- 2.7%
----------------------------------------------------------------------
ASM International N.V.(1)                      20,000      $   394,100
LTX Corp.(1)                                   20,000          513,200
Maxim Integrated Products, Inc.(1)             24,105        1,132,212
Pericom Semiconductor Corp.(1)                 16,000          245,920
SIPEX Corp.(1)                                 25,000          267,500
----------------------------------------------------------------------
                                                           $ 2,552,932
----------------------------------------------------------------------
Semiconductors -- 0.9%
----------------------------------------------------------------------
Actel Corp.(1)                                 15,000      $   365,250
Cirrus Logic, Inc.(1)                          20,000          509,200
----------------------------------------------------------------------
                                                           $   874,450
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 4.5%
----------------------------------------------------------------------
Advent Software, Inc.(1)                       25,000      $ 1,622,750
Akamai Technologies, Inc.(1)                   40,000          355,200
Embarcadero Technologies, Inc.(1)              26,000          574,860
Legato Systems, Inc.(1)                        25,000          396,750
SonicWALL, Inc.(1)                             25,000          568,750
StorageNetworks, Inc.(1)                       40,000          672,400
----------------------------------------------------------------------
                                                           $ 4,190,710
----------------------------------------------------------------------
Telecommunications - Services -- 3.4%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                      41,000      $   627,300
Alliance Fiber Optic Products, Inc.(1)          4,000           16,360
Catapult Communications Corp.(1)               20,000          453,000
Metro One Telecommunications, Inc.(1)          10,000          648,900
SBA Communications Corp.(1)                    25,000          582,000
Ulticom, Inc.(1)                               25,000          829,750
----------------------------------------------------------------------
                                                           $ 3,157,310
----------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              40,000      $   765,200
----------------------------------------------------------------------
                                                           $   765,200
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $78,895,899)                           $92,952,988
----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  1,920      $ 1,919,779
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,919,779)                         $ 1,919,779
----------------------------------------------------------------------
Total Investments -- 102.0%
   (identified cost $80,815,678)                           $94,872,767
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.0)%                   $(1,883,246)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $92,989,521
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $80,815,678)                           $94,872,767
Cash                                            1,370
Receivable for investments sold               589,252
Dividends receivable                            2,505
Prepaid expenses                                  755
-----------------------------------------------------
TOTAL ASSETS                              $95,466,649
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,440,905
Payable to affiliate for Trustees' fees         2,669
Accrued expenses                               33,554
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,477,128
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $92,989,521
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $78,932,432
Net unrealized appreciation (computed on
   the basis of identified cost)           14,057,089
-----------------------------------------------------
TOTAL                                     $92,989,521
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Interest                                  $     75,254
Dividends                                       36,486
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    111,740
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    288,149
Trustees' fees and expenses                      5,130
Custodian fee                                   33,566
Legal and accounting services                   15,129
Miscellaneous                                    1,508
------------------------------------------------------
TOTAL EXPENSES                            $    343,482
------------------------------------------------------

NET INVESTMENT LOSS                       $   (231,742)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(14,943,285)
------------------------------------------------------
NET REALIZED LOSS                         $(14,943,285)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    924,372
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    924,372
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(14,018,913)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(14,250,655)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (231,742) $        (263,922)
   Net realized gain (loss)                    (14,943,285)         6,114,497
   Net change in unrealized
      appreciation (depreciation)                  924,372        (15,749,298)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $    (14,250,655) $      (9,898,723)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     17,903,723  $      31,114,991
   Withdrawals                                 (15,092,398)       (24,610,799)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      2,811,325  $       6,504,192
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (11,439,330) $      (3,394,531)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    104,428,851  $     107,823,382
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     92,989,521  $     104,428,851
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       ----------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.75%(1)         0.74%        0.76%       0.76%       0.75%       0.76%
   Net investment income
      (loss)                            (0.51)%(1)       (0.23)%      (0.32)%     (0.26)%     (0.10)%      0.18%
Portfolio Turnover                         38%             136%         103%        116%        156%         91%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $92,990         $104,429     $107,823     $78,750     $77,969     $82,947
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For six months ended June 30, 2001, $397 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, the fee amounted to $288,149. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $41,381,327 and $34,981,113, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $80,815,678
    -----------------------------------------------------
    Gross unrealized appreciation             $22,036,687
    Gross unrealized depreciation              (7,979,598)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $14,057,089
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122




EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund,
          including its distribution plan, sales charges and expenses.
     Please read the prospectus carefully before you invest or send money.


172-8/01                                                                   SESRC